Income Taxes	12 Months Ended
Dec. 31, 2024
Income Taxes
Income Taxes
24.	Income Taxes

The income tax benefit (expense) for the years ended December 31, 2024, 2023 and 2022, was comprised of:

	2024		2023		2022
Income taxes, current (1)	Ps.	(4,238,483)	Ps.	(1,771,404)	Ps.	(2,310,957)
Income taxes, deferred		3,549,896		(589,230)		3,663,846
	Ps.	(688,587)	Ps.	(2,360,634)	Ps.	1,352,889

(1)	The current income tax of Mexican companies payable in Mexico represented 99%, 96% and 90% of total current income taxes in 2024, 2023 and 2022, respectively.

The Mexican corporate income tax rate was 30% in 2024, 2023 and 2022.

The following items represent the principal differences between income taxes computed at the statutory rate and the Group’s provision for income taxes.

	%	%	%
	2024	2023	2022
Statutory income tax rate	30	30	30
Differences between accounting and tax bases, including tax inflation gain that is not recognized for accounting purposes	6	(15)	(15)
Taxes from prior years	(6)	(15)	(2)
Tax loss carryforwards	(51)	(21)	6
2014 Tax Reform	—	—	(1)
Foreign operations	14	(10)	(7)
Share of loss in associates and joint ventures, net	(4)	(20)	(13)
Reversal of impairment loss in investment in shares of TelevisaUnivision	—	—	2
Discontinued operations	—	—	10
Recovery of asset tax from prior years	2	7	—
Effective income tax rate	(9)	(44)	10

The Group has recognized benefits from tax loss carryforwards of Mexican companies in the Group as of December 31, 2024 and 2023, for which it is expected that they will be used before expiration based on tax projections. The years of expiration of these tax loss carryforwards as of December 31, 2024, are as follows:

	Tax Loss
	Carryforwards
	for Which
	Deferred Taxes
Year of Expiration	Were Recognized
2025	Ps.	11,897,746
2026		329,150
2027		236,307
2028		1,173,961
2029		1,971,490
Thereafter		6,963,569
	Ps.	22,572,223

As of December 31, 2024, tax loss carryforwards of Mexican companies in the Group for which deferred tax assets were not recognized amounted to Ps.20,429,815 and will expire between 2025 and 2034.

As of December 31, 2024, tax loss carryforwards of subsidiaries in Central America, the United States and Europe amounted to Ps.1,820,292, of which Ps.1,521,595 have no expiration date, and the remaining will expire between 2026 and 2037. The Group has not recognized any deferred tax assets in connection with these tax loss carryforwards.

During 2024, 2023 and 2022, certain Mexican subsidiaries utilized operating tax loss carryforwards in the amounts of Ps.2,848,729, Ps.1,656,195 and Ps.11,944,218, respectively.

The deferred income taxes as of December 31, 2024 and 2023, were principally derived from the following temporary differences and tax loss carryforwards:

	2024		2023
Deferred Income Tax Assets:
Accrued liabilities (1)	Ps.	3,058,391	Ps.	3,115,699
Allowance for expected credit losses		458,366		606,257
Customer advances		1,820,602		1,583,352
Property, plant and equipment, net		6,798,230		4,643,270
Financial expenses pending tax deduction		4,904,829		1,112,726
Investments		398		—
Tax loss carryforwards:
Operating		3,129,246		4,014,487
Capital (2)		3,642,421		5,823,813

Deferred Income Tax Liabilities:
Investments		—		(722,530)
Prepaid expenses and other items (1)		(824,656)		(476,430)
Derivative financial instruments		(550,399)		(44,618)
Intangible assets and transmission rights		(3,491,393)		(2,842,087)
Deferred income tax assets of Mexican companies		18,946,035		16,813,939
Deferred income tax assets of certain foreign subsidiaries		433,278		335,651
Deferred income tax assets, net	Ps.	19,379,313	Ps.	17,149,590

(1)	Includes deferred income taxes derived from right-of-use assets of Ps.864,910 and lease liabilities of Ps.147,618.
(2)	Includes the benefit from tax loss carryforwards derived from the disposal in 2014 of the Group’s investment in GSF, in the amount of Ps.2,925,086 and Ps.4,678,136, as of December 31, 2024 and 2023, respectively.

The deferred tax assets are from tax jurisdictions in which the Group considers that based on financial projections of its cash flows, results of operations, and synergies among companies in the Group, will generate taxable income in subsequent periods.

The gross roll-forward of deferred income tax assets, net, is as follows:

	2024		2023
At January 1	Ps.	17,149,590	Ps.	17,520,493
Statement of income (charge) credit		3,549,896		(589,230)
Other comprehensive income (“OCI”) credit		(457,913)		270,973
Retained earnings credit		(15,589)		55,004
Discontinued operations		5,151		(107,650)
Spun-off Businesses		(851,822)		—
At December 31	Ps.	19,379,313	Ps.	17,149,590

The roll-forward of deferred income tax assets and liabilities for the year 2024, was as follows:

			Credit		Credit
			(Charge) to		(Charge) to
			Consolidated		Consolidated				Credit
			Statement of		Statement of				(Charge)
			Income		Income				to OCI and
	At January 1,		(Continuing		(Discontinued		Spun-off		Retained		At December 31,
	2024		Operations)		Operations)		Businesses		Earnings		2024
Deferred Income Tax Assets:
Accrued liabilities	Ps.	3,115,699	Ps.	220,536	Ps.	—	Ps.	(277,844)	Ps.	—	Ps.	3,058,391
Allowance for expected credit losses		606,257		(104,516)		—		(43,375)		—		458,366
Customer advances		1,583,352		239,752		—		(2,502)		—		1,820,602
Property, plant and equipment, net		4,643,270		2,247,022		—		(92,062)		—		6,798,230
Financial expenses pending tax deduction		1,112,726		3,850,444		—		(58,341)		—		4,904,829
Investments		—		398		—		—		—		398
Tax loss carryforwards		9,838,300		(3,054,606)		—		(12,027)		—		6,771,667
Deferred income tax assets of foreign subsidiaries		335,651		97,627		—		—		—		433,278

Deferred Income Tax Liabilities:
Investments		(722,530)		657,628		—		—		64,902		—
Prepaid expenses and other items		(476,430)		(340,671)		5,151		(31,539)		18,833		(824,656)
Derivative financial instruments		(44,618)		51,456		—		—		(557,237)		(550,399)
Intangible assets and transmission rights		(2,842,087)		(315,174)		—		(334,132)		—		(3,491,393)
Deferred income tax assets, net	Ps.	17,149,590	Ps.	3,549,896	Ps.	5,151	Ps.	(851,822)	Ps.	(473,502)	Ps.	19,379,313

The roll-forward of deferred income tax assets and liabilities for the year 2023, was as follows:

			(Charge)
			Credit to
			Consolidated		Credit
			Statement of		(Charge)
			Income		to OCI and
	At January 1,		(Continuing		Retained		At December 31,
	2023		Operations)		Earnings		2023
Deferred Income Tax Assets:
Accrued liabilities	Ps.	4,312,485	Ps.	(1,196,786)	Ps.	—	Ps.	3,115,699
Allowance for expected credit losses		607,773		(1,516)		—		606,257
Customer advances		2,335,751		(752,399)		—		1,583,352
Property, plant and equipment, net		3,923,889		719,381		—		4,643,270
Financial expenses pending tax deduction		1,040,210		72,516		—		1,112,726
Tax loss carryforwards		10,116,568		(278,268)		—		9,838,300
Deferred income tax assets of foreign subsidiaries		246,813		88,838		—		335,651

Deferred Income Tax Liabilities:
Investments		(700,285)		(287,142)		264,897		(722,530)
Prepaid expenses and other items		(1,589,317)		1,138,068		(25,181)		(476,430)
Derivative financial instruments		(130,879)		—		86,261		(44,618)
Intangible assets and transmission rights		(2,642,515)		(199,572)		—		(2,842,087)
Deferred income tax assets, net	Ps.	17,520,493	Ps.	(696,880)	Ps.	325,977	Ps.	17,149,590

The tax (charge) credit of income taxes relating to components of other comprehensive income (loss), is as follows:

	2024
			Tax (Charge)
	Before Tax		Credit		After Tax
Remeasurement of post-employment benefit obligations	Ps.	(62,779)	Ps.	18,833	Ps.	(43,946)
Exchange differences on translating foreign operations		285,502		2,683,967		2,969,469
Derivative financial instruments cash flow hedges		1,857,456		(557,237)		1,300,219
Open-Ended Fund		(66,098)		19,829		(46,269)
Other equity instruments		(202,208)		60,662		(141,546)
Share of income of associates and joint ventures		(7,061,676)		—		(7,061,676)
Other comprehensive income	Ps.	(5,249,803)	Ps.	2,226,054	Ps.	(3,023,749)
Current tax			Ps.	2,683,967
Deferred tax				(457,913)
			Ps.	2,226,054

	2023
			Tax (Charge)
	Before Tax		Credit		After Tax
Remeasurement of post-employment benefit obligations	Ps.	83,935	Ps.	(25,181)	Ps.	58,754
Exchange differences on translating foreign operations		(758,835)		(1,975,708)		(2,734,543)
Derivative financial instruments cash flow hedges		(287,536)		86,261		(201,275)
Open-Ended Fund		(741)		222		(519)
Other equity instruments		(698,903)		209,671		(489,232)
Share of income of associates and joint ventures		4,278,531		—		4,278,531
Other comprehensive income	Ps.	2,616,451	Ps.	(1,704,735)	Ps.	911,716
Current tax			Ps.	(1,975,708)
Deferred tax				270,973
			Ps.	(1,704,735)

	2022
			Tax (Charge)
	Before Tax		Credit		After Tax
Remeasurement of post-employment benefit obligations	Ps.	158,119	Ps.	(47,436)	Ps.	110,683
Exchange differences on translating foreign operations		(143,156)		(978,527)		(1,121,683)
Derivative financial instruments cash flow hedges		395,807		(118,742)		277,065
Open-Ended Fund		(131,957)		39,587		(92,370)
Other equity instruments		(906,658)		271,997		(634,661)
Share of income of associates and joint ventures		4,245,546		—		4,245,546
Other comprehensive income	Ps.	3,617,701	Ps.	(833,121)	Ps.	2,784,580
Current tax			Ps.	(978,527)
Deferred tax				145,406
			Ps.	(833,121)

The Economic Plan for 2023 and for 2024 did not include any changes to the Mexican Income Tax Law, the Mexican Value Added Tax Law or the Mexican Federal Tax Code. In the Federal Income Law for 2023 and for 2024 approved by the Mexican Congress, the withholding income tax rate applicable to the payments of interest made by Mexican financial entities was increased from 0.08% to 0.15% for 2023 and from 0.15% to 0.50% for 2024.

International Taxation

In 2021, the Organization for Economic Co-operation and Development (the “OECD”) (i) announced the Inclusive Framework on Base Erosion and Profit Shifting which agreed to a two-pillar solution to address tax challenges arising from digitalization of the economy; and (ii) released Pillar Two Model Rules defining the global minimum tax, which calls for the taxation of large corporations at a minimum rate of 15%. The OECD continues to release additional guidance on the two-pillar framework with widespread implementation in 2024 and 2025.

The Mexican government has not issued yet a legislation introducing a 15% global minimum corporate income tax rate to be in line with the OECD Pillar Two Model. Accordingly, it is not possible to accurately quantify the impact for the Group of this OECD taxation framework at this stage. However, it is not expected that this taxation framework will have a material impact on the Group tax expense as the jurisdictions in which the Group operates are either not material for the purposes of this taxation framework or pay effective rates of tax over 15%. The Group has applied the mandatory exception to the requirements in IAS 12 Income Taxes that an entity does not recognize and does not disclose information about deferred tax assets and liabilities related to the OECD Pillar Two Model income taxes.